Expense Example {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-14 - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund: Class A
Expense Example:
1 year	$ 463
3 years	597
5 years	742
10 years	1,166
Fidelity Advisor Intermediate Municipal Income Fund: Class M
Expense Example:
1 year	459
3 years	584
5 years	721
10 years	1,120
Fidelity Advisor Intermediate Municipal Income Fund: Class C
Expense Example:
1 year	239
3 years	434
5 years	750
10 years	1,446
Fidelity Advisor Intermediate Municipal Income Fund: Class I
Expense Example:
1 year	40
3 years	125
5 years	219
10 years	493
Fidelity Advisor Intermediate Municipal Income Fund: Class Z
Expense Example:
1 year	28
3 years	87
5 years	152
10 years	$ 343